Debt (Tables)	6 Months Ended
Jun. 30, 2012
Debt [Abstract]
Interest expense in the accompanying consolidated statement of operations

	Year Ended December 31,
	2009	2010	2011
Noncash interest expense	$16	$1,162	$—
Beneficial conversion feature	30	10,770	—
Warrant-related discount	25	9,175	—

	$71	$21,107	$—